BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2022
Basis Of Preparation
BASIS OF PREPARATION

NOTE 2 – BASIS OF PREPARATION:

A. Basis of preparation

The principal accounting policies adopted in the preparation of the financial statements are set out above. These financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board. The financial statements have been prepared under the historical cost convention except for certain derivatives. The Company has elected to present the statement of comprehensive income using the function of expense method.

B. Basis of consolidation

Where the Company has control over an investee, it is classified as a subsidiary. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commenced until the date control ceases. The Company controls an investee if all three elements are present: power over the investee, exposure to variable returns from the investee, and the ability of the investor to use its power to affect those variable returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

The consolidated financial statements of the Company include the accounts of the Company and its Subsidiaries as if they formed a single entity. Any intercompany transactions were eliminated in full.

C. Basis of Measurement

These consolidated financial statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.

D. Functional and foreign currency

The Company’s functional currency is the New Israeli Shekel (“NIS”), since the Company’s primary economic environment is in Israel. However, the presentation currency is in US Dollars (“USD”) due to expected future expansion. Transactions and balances in foreign currencies are converted into US Dollars in accordance with the principles set forth by International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates”. Accordingly, transactions and balances have been converted as follows:

●	Monetary assets and liabilities - at the rate of exchange applicable at the statements of financial position date.

●	Exchange gains and losses from the aforementioned conversion are recognized in the statement of comprehensive loss.

●	Expense items - at exchange rates applicable as of the date of recognition of those items.

●	Non-monetary items are converted at the rate of exchange at the statements of financial position date.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)